Schedule III Real Estate Assets and Accumulated Depreciation and Amortization - Accumulated Depreciation (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Real estate investments:
Balance at beginning of year	$ 423,947,488	$ 235,212,009
Acquisitions	0	185,446,483
Improvements to real estate	673,631	3,288,996
Dispositions	(26,575,397)	0
Held for sale	(26,230,247)	0
Impairment of real estate	(10,267,625)	0
Balance at end of year	361,547,850	423,947,488
Accumulated depreciation and amortization:
Balance at beginning of year	(20,411,794)	(10,563,664)
Depreciation and amortization	(15,759,199)	(9,848,130)
Dispositions	2,435,274	0
Held for sale	1,644,508	0
Balance at end of year	$ (32,091,211)	$ (20,411,794)